Condensed Financial Statements of the Company (Details) - Schedule of Condensed Statements of Operations and Comprehensive Income (loss) - VIEs [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2021 CNY (¥)
Condensed Statement of Income Captions [Line Items]
General and administrative expenses	¥ (2,084)	$ (288)	¥ (1,610)	¥ (1,369)
Other income, net	286	40	227	68
Equity in loss of subsidiaries	(41,771)	(5,761)	(59,220)	(45,067)
Loss before income taxes	(43,569)	(6,009)	(60,603)	(46,368)
Income tax expense	(8)	(1)	(64)	(2)
Net loss	(43,577)	(6,010)	(60,667)	(46,370)
Other comprehensive income (loss), net of tax: Foreign currency translation adjustments	560	77	417	(1,277)
Total Comprehensive loss	¥ (43,017)	$ (5,933)	¥ (60,250)	¥ (47,647)